Property and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Buildings and improvements		$ 2,026,657	$ 1,971,057
Real estate development		669,167	587,481
Land		522,225	522,225
Furniture and fixtures		347,819	337,048
Vineyards		199,816	200,217
Machinery and equipment		487,618	492,205
Leasehold improvements		164,375	164,375
Computer hardware and software		231,228	216,082
Property and equipment, gross		4,648,905	4,490,690
Less: Accumulated depreciation and amortization		(1,734,190)	(1,518,326)
Property and equipment, net	$ 2,816,165	$ 2,914,715	$ 2,972,364